S000079794 [Member] Investment Objectives and Goals - Bridge Builder Municipal High-Income Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Municipal High-Income Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bridge Builder Municipal High-Income Bond Fund (the “Fund” or the “Municipal High-Income Bond Fund”) is to provide current income exempt from federal tax.